ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and cash flows of the Consolidated Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties	¥ 246,758		¥ 197,488		$ 35,445
Total current assets	9,688,449		7,829,747		1,391,659
Restricted cash	175,700		90,638		25,238
Total non-current assets:	9,804,407		4,536,535		1,408,315
Total assets	19,492,856		12,366,282		2,799,974
Securitization debt	104,899				15,068
Amounts due to related parties	6,140		12,429		882
Total current liabilities	10,569,668		8,113,519		1,518,237
Total non-current liabilities	5,007,904		112,605		719,341
Total liabilities	15,577,572		8,226,124		2,237,578
Net cash used in operating activities	852,833	$ 122,502	637,204	¥ 25,602
Net cash used in investing activities	(1,912,482)	(274,711)	(1,230,953)	(4,105,923)
Net cash generated from financing activities	2,011,812	288,978	¥ 557,149	¥ 3,730,859
Consolidated Plan
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties	157,345				22,601
Total current assets	157,345				22,601
Restricted cash	40,000				5,745
Amounts due from related parties	140,000				20,110
Total non-current assets:	180,000				25,855
Total assets	337,345				48,456
Securitization debt	107,820				15,487
Amounts due to related parties	49,525				7,114
Total current liabilities	157,345				22,601
Amounts due to related parties	180,000				25,855
Total non-current liabilities	180,000				25,855
Total liabilities	337,345				$ 48,456
Net cash used in operating activities	(297,345)	(42,711)
Net cash generated from financing activities	¥ 337,345	$ 48,457